May 1, 2008

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject:	Nationwide VL Separate Account-G
Nationwide Life and Annuity Insurance Company
SEC File No. 333-121878
CIK No. 0001313581

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VL Separate Account-G (the “Variable Account”) and Nationwide Life and Annuity Insurance Company (the “Company”), we hereby submit the form of the prospectus which has been modified from the form of the prospectus contained in Post Effective Amendment No. 11, to the Registration Statement for the Company and the Variable Account which became effective May 1, 2008, to include non-material clarifying disclosures.

Please contact the undersigned at (614) 677-5276 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/CHRISTINE WALKUP

Christine Walkup
Senior Counsel